Commitments and contingencies - Narrative (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Contractual capital commitments	€ 3,500	€ 3,700
Contractual R&D Commitments	39,300
Other provisions	5,671	7,675
Legal proceedings provision
Disclosure of other provisions [line items]
Other provisions	€ 5,200	€ 5,200